Shareholder Report, Line Graph (Details) - USD ($)						3 Months Ended	6 Months Ended	12 Months Ended				15 Months Ended	18 Months Ended	24 Months Ended			27 Months Ended	30 Months Ended	36 Months Ended			42 Months Ended	48 Months Ended			54 Months Ended	60 Months Ended			66 Months Ended	72 Months Ended			84 Months Ended			96 Months Ended			108 Months Ended			120 Months Ended
	May 01, 2023	Jan. 17, 2020	Aug. 01, 2016	Aug. 03, 2015	Jul. 31, 2015	Jul. 31, 2023	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2016	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2023	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								IDIVX with maximum sales charge
Accumulated Value					$ 9,502						$ 11,059				$ 11,892						$ 12,614			$ 13,708				$ 13,380				$ 16,469				$ 18,348			$ 19,323		$ 23,068			$ 25,560
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								IDHIX
Accumulated Value			$ 10,000						$ 10,831					$ 11,518					$ 12,547				$ 12,278				$ 15,149				$ 16,918			$ 17,861			$ 21,385			$ 23,754
Integrity Dividend Summit Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								APAYX with maximum sales charge
Accumulated Value	$ 9,497					$ 9,805						$ 11,185					$ 11,731
Integrity Dividend Summit Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								IPAYX
Accumulated Value	10,000					10,331						11,782					12,379
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								IGIAX with maximum sales charge
Accumulated Value					9,501						9,413				10,474						12,144			13,626				15,182				20,360				18,658			21,078		25,643			29,181
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								IGIVX
Accumulated Value			10,000						11,177					12,988					14,613				16,319				21,942				20,159			22,831			27,844			31,766
Integrity High Income Fund | Integrity High Income Fund Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								IHFAX with maximum sales charge
Accumulated Value					9,576						9,932				10,878						11,149			11,901				12,302				13,608				12,772			13,080		14,359			15,568
Integrity High Income Fund | Integrity High Income Fund, Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								IHFIX
Accumulated Value			10,000						10,990					11,292					12,068				12,505				13,886				13,048			13,395			14,743			16,045
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICPAX with maximum sales charge
Accumulated Value					9,500						8,831				8,846						10,101			7,766				4,857				7,110				9,768			10,377		11,447			13,037
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICWIX
Accumulated Value			10,000						10,444					11,975					9,240				5,817				8,558				11,825			12,612			13,994			16,012
Integrity Short Term Government Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MDSAX with maximum sales charge
Accumulated Value		$ 9,497					$ 9,653						$ 9,702					$ 9,264				$ 9,072				$ 9,751				$ 10,390
Integrity Short Term Government Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MDSIX
Accumulated Value					10,000						10,115				10,137						10,280			10,626				10,948				11,029				10,568			10,360		11,164			11,923
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Accumulated Value					10,000						10,561				12,256						14,246			15,384				17,223				23,500				22,410			25,327		30,936			35,989
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Accumulated Value				$ 10,000						$ 10,591						$ 12,290				$ 14,285					$ 15,426				$ 17,271				$ 23,565		$ 22,472			$ 25,397				$ 31,022	$ 36,088
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Accumulated Value			10,000						11,619					13,506					14,584				16,328				22,279				21,246			24,011			29,329			34,119
Integrity Dividend Summit Fund | Class A | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Accumulated Value	10,000					11,055						13,504					15,709
Integrity Dividend Summit Fund | Class C | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Accumulated Value	10,000					11,055						13,504					15,709
Integrity Dividend Summit Fund | Class I | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Accumulated Value	10,000					11,055						13,504					15,709
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Accumulated Value					10,000						10,561				12,256						14,246			15,384				17,223				23,500				22,410			25,327		30,936			35,989
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class C | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Accumulated Value				10,000						10,591						12,290				14,285					15,426				17,271				23,565		22,472			25,397				31,022	36,088
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Accumulated Value			10,000						11,619					13,506					14,584				16,328				22,279				21,246			24,011			29,329			34,119
Integrity High Income Fund | Integrity High Income Fund, Class A | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,594				10,539						10,455			11,299				12,443				12,356				11,229			10,851		11,405			11,790
Integrity High Income Fund | Integrity High Income Fund Class C | Bloomberg U.S.Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,594				10,539						10,455			11,299				12,443				12,356				11,229			10,851		11,405			11,790
Integrity High Income Fund | Integrity High Income Fund, Class I | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000						9,969					9,889					10,689				11,770				11,688				10,622			10,265			10,788			11,153
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | S&P 1500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 1500 TR Index
Accumulated Value					10,000						10,560				12,250						14,250			15,418				16,840				23,159				22,061			24,859		30,222			34,764
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | S&P 1500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 1500 TR Index
Accumulated Value					10,000						10,560				12,250						14,250			15,418				16,840				23,159				22,061			24,859		30,222			34,764
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I S&P 1500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 1500 TR Index
Accumulated Value			10,000						11,616					13,513					14,620				15,969				21,961				20,919			23,572			28,658			32,964
Integrity Short Term Government Fund | Class A | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000					10,718						10,643					9,672				9,347				9,823				10,156
Integrity Short Term Government Fund | Class I | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,594				10,539						10,455			11,299				12,443				12,356				11,229			10,851		11,405			11,790
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | S&P High Yield Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P High Yield Dividend Aristocrats Index
Accumulated Value					10,000						11,887				12,841						14,516			15,785				14,983				20,413				21,648			22,331		24,464			25,576
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | IDIVX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,639				12,515						13,276			14,427				14,082				17,333				19,310			20,336		24,278			26,901
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | S&P High Yield Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P High Yield Dividend Aristocrats Index
Accumulated Value				10,000						11,892						12,846				14,522					15,791				14,989				20,421		21,656			22,340				24,474	25,587
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | IDHCX without sales charge [Member]
Account Value [Line Items]
Accumulated Value				10,000						11,587						12,364				13,023					14,044				13,605				16,624		18,376			19,203				22,764	25,038
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | S&P High Yield Dividend Aristocrats [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P High Yield Dividend Aristocrats Index
Accumulated Value			10,000						10,839					12,253					13,324				12,648				17,231				18,273			18,850			20,651			21,590
Integrity Dividend Summit Fund | Class A | Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones U.S. Select Dividend Index
Accumulated Value	10,000					10,168						11,704					12,671
Integrity Dividend Summit Fund | Class A | APAYX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value	10,000					10,325						11,778					12,353
Integrity Dividend Summit Fund | Class C | Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones U.S. Select Dividend Index
Accumulated Value	10,000					10,168						11,704					12,671
Integrity Dividend Summit Fund | Class C | CPAYX without sales charge [Member]
Account Value [Line Items]
Accumulated Value	10,000					10,325						11,779					12,298
Integrity Dividend Summit Fund | Class I | Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones U.S. Select Dividend Index
Accumulated Value	$ 10,000					$ 10,168						$ 11,704					$ 12,671
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | IGIAX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value					10,000						9,907				11,025						12,782			14,343				15,980				21,430				19,639			22,186		26,990			30,714
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class C | IGIUX without sales charge [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000						$ 9,889						$ 10,920				$ 12,587					$ 14,065				$ 15,608				$ 20,827		$ 18,944			$ 21,243				$ 25,649	$ 28,969
Integrity High Income Fund | Integrity High Income Fund, Class A | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate High Yield Bond Index
Accumulated Value					10,000						10,498				11,647						11,950			12,767				13,305				14,718				13,538			14,134		15,697			17,058
Integrity High Income Fund | Integrity High Income Fund, Class A | IHFAX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value					10,000						10,372				11,360						11,643			12,428				12,847				14,211				13,338			13,660		14,996			16,258
Integrity High Income Fund | Integrity High Income Fund Class C | Bloomberg U.S.Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate High Yield Bond Index
Accumulated Value					10,000						10,498				11,647						11,950			12,767				13,305				14,718				13,538			14,134		15,697			17,058
Integrity High Income Fund | Integrity High Income Fund Class C | IHFCX without sales charge [Member]
Account Value [Line Items]
Accumulated Value					10,000						10,282				11,191						11,385			12,047				12,376				13,587				12,660			12,869		14,021			15,048
Integrity High Income Fund | Integrity High Income Fund, Class I | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate High Yield Bond Index
Accumulated Value			10,000						11,095					11,384					12,163				12,675				14,021				12,897			13,465			14,954			16,250
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | S&P 1500 Energy TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 1500 Energy TR Index
Accumulated Value					10,000						10,094				10,008						12,083			9,844				5,998				8,789				14,618			16,957		18,633			17,917
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | ICPAX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value					10,000						9,295				9,312						10,632			8,175				5,112				7,485				10,283			10,924		12,050			13,723
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | S&P 1500 Energy TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 1500 Energy TR Index
Accumulated Value					10,000						10,094				10,008						12,083			9,844				5,998				8,789				14,618			16,957		18,633			17,917
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | ICPUX without sales charge [Member]
Account Value [Line Items]
Accumulated Value					10,000						9,252				9,233						10,484			8,020				4,990				7,267				9,949			10,496		11,527			13,048
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I S&P 1500 Energy TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 1500 Energy TR Index
Accumulated Value			$ 10,000						$ 10,264					$ 12,391					$ 10,095				$ 6,151				$ 9,013				$ 14,991			$ 17,390			$ 19,108			$ 18,374
Integrity Short Term Government Fund | Class A | ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value		10,000					10,296						10,311					9,988				10,002				10,537				11,004
Integrity Short Term Government Fund | Class A | MDSAX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 10,164						$ 10,215					$ 9,755				$ 9,552				$ 10,267				$ 10,939
Integrity Short Term Government Fund | Class I | ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value					$ 10,000						$ 10,120				$ 10,136						$ 10,122			$ 10,511				$ 10,962				$ 10,978				$ 10,634			$ 10,649		$ 11,219			$ 11,716